April 14, 2005

VIA EDGAR

Ms. Barbara C. Jacobs
Division of Corporation Finance
United States Securities and Exchange Commission
450 Fifth St., N.W.
Washington, DC 20549

Re:
Novell, Inc.
Registration Statement on Form S-3
Filed March 14, 2005
File No. 333-119281

Dear Ms. Jacobs:

On behalf of our client, Novell, Inc. (the "Company"), we are responding to the comments set forth in the comment letter from the Staff (the "Staff") of the U.S. Securities and Exchange Commission (the "SEC") dated March 30, 2005 in respect of Post-Effective Amendment No. 1 to the Company's Registration Statement on Form S-3 (the "Registration Statement").

In response to your letter, set forth below are your comments in italics followed by our response to your comments.

Where indicated below we have included changes to the disclosure in Post-Effective Amendment No. 2 to the Registration Statement, which we are filing contemporaneously with this response letter.

1.
We note that certain Forms 8-K filed in November 2004 appear to have been "filed' and not simply "furnished.' As a result, it appears that you may need to incorporate such Forms 8-K be reference. If not, please supplementally explain why the incorporation by reference of such Forms 8-K is not necessary. Please refer to Item 13 of Form S-3 for additional guidance.

The Company has revised the prospectus which forms a part of the Registration Statement to incorporate by reference reports on Form 8-K filed on November 2, 2004, November 4, 2004 and November 12, 2004.

2.
We note your addition of UBS AG London Branch f/b/o HFS as a selling securityholder. Please disclose the natural person or persons who exercise the voting and/or dispositive powers with respect to the securities to be offered for resale by HFS. Please see Interpretation I.60 of the Division of Corporation Finance's July 1997 Manual of Publicly Available Telephone Interpretations and Interpretation 4S of the Regulation S-K portion of the March 1999 Supplement to the Division of Corporation Finance's July 1997 Manual of Publicly Available Telephone Interpretations.

The Company supplementally advises the Staff that "HFS" is an acronym for UBS AG London Branch's "Hedge Fund Services" business and is not a distinct legal entity from UBS AG London Branch. The Company has revised footnote 52 to the selling securityholders table contained in the "Selling Securityholders" section of the prospectus forming a part of the Registration Statement to disclose this.

3.
Please disclose whether HFS is a registered broker-dealer or an affiliate of a registered broker-dealer. If HFS is a registered broker-dealer, please identify HFS as an underwriter in your disclosure, unless the shares were acquired as transaction-based compensation for investment-banking services. Provide a description of the investment-banking services and the manner in which the compensation for the services was computed, as applicable.

  If HFS is an affiliate of a registered broker-dealer, please expand the prospectus to indicate whether HFS acquired the securities to be resold in the ordinary course of business. Also indicate whether at the time of the acquisition HFS had any agreements, undertstandings or arrangements with any other persons, either directly or indirectly, to dispose of the securities.

Please refer to the response to Staff comment number 2 above regarding "HFS". The Company further supplementally advises the Staff that UBS AG London Branch f/b/o HFS is affiliated with UBS Securities, LLC, a registered broker-dealer. With respect to the acquisition of the securities in the ordinary course of business and the existence of any agreement, understanding or arrangement to dispose of the securities, please note the disclosure set forth in the last paragraph on page 61 of the prospectus, forming a part of the Registration Statement, which addresses these matters in respect of each affiliate of a broker-dealer identified in the selling securityholders table.

***

        If you have any questions, please feel free to contact me at (212) 309-6843 or Finn Murphy at (212) 309-6704.

Sincerely yours,

/s/ HOWARD A. KENNY Howard A. Kenny
cc:
Novell, Inc.
Joseph A. LaSala
Jay Reilly
Morgan, Lewis & Bockius LLP
Howard L. Shecter
Finn Murphy